united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 79.5%
	FEDERAL HOME LOAN MORTGAGE CORP. - 20.2% (a)
$52,785	Freddie Mac Arm Pool (b)	COF 11 + 1.25	5.7670	6/1/2020	$53,720
92,389	Freddie Mac Arm Pool (b)	COF 11 + 1.25	5.8970	8/1/2020	94,894
47,624	Freddie Mac Arm Pool (b)	COF 11 + 1.25	5.9230	10/1/2020	48,702
71,045	Freddie Mac Arm Pool (b)	COF 11 + 1.25	5.9530	11/1/2020	72,519
983,138	Freddie Mac Arm Pool (b)	US0012M + 1.90	3.6460	9/1/2041	1,031,198
324,652	Freddie Mac Gold Pool		5.0000	5/1/2041	349,920
1,138,308	Freddie Mac Gold Pool		3.5000	5/1/2043	1,147,297
1,231,769	Freddie Mac Gold Pool		3.5000	7/1/2043	1,241,496
232,522	Freddie Mac Gold Pool		4.0000	2/1/2044	241,019
322,374	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.6990	5/25/2018	321,965
154,541	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.4120	8/25/2018	154,324
528,401	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.3230	10/25/2018	527,623
2,033,560	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.1300	1/25/2019	2,026,933
5,912,149	Freddie Mac Multifamily Structured Pass Through Cert (c)		1.8690	11/25/2019	5,854,193
538,000	Freddie Mac Multifamily Structured Pass Through Cert (c)		3.9740	1/25/2021	553,815
1,038,000	Freddie Mac Multifamily Structured Pass Through Cert (c)		3.9890	6/25/2021	1,073,535
538,596	Freddie Mac Multifamily Structured Pass Through Cert (b,c)	LIBOR01M + 0.33	2.0001	11/25/2021	539,042
3,424,822	Freddie Mac Multifamily Structured Pass Through Cert (b,c)	LIBOR01M + 0.70	2.3701	9/25/2022	3,441,081
1,110,000	Freddie Mac Multifamily Structured Pass Through Cert (b,c)	LIBOR01M + 0.16	1.8301	9/25/2022	1,110,457
896,999	Freddie Mac Multifamily Structured Pass Through Cert (b,c)	LIBOR01M + 0.65	2.3201	1/25/2023	900,710
278,161	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.6660	5/25/2023	276,657
3,700,000	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.7700	5/25/2025	3,598,762
2,705,781	Freddie Mac Multifamily Structured Pass Through Cert (b,c)	LIBOR01M + 0.65	2.3201	9/25/2025	2,718,589
2,970,000	Freddie Mac Multifamily Structured Pass Through Cert (c)		2.5700	7/25/2026	2,846,983
4,300,000	Freddie Mac Multifamily Structured Pass Through Cert (c)		3.2240	3/25/2027	4,310,255
37,590	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.13	3.5980	1/1/2023	38,154
33,526	Freddie Mac Non Gold Pool (b)	US0006M + 2.07	3.6020	7/1/2024	34,663
447,711	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.29	3.6080	1/1/2033	471,610
1,963,901	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.22	3.3450	8/1/2033	2,073,251
213,880	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.23	3.4750	11/1/2033	224,853
345,719	Freddie Mac Non Gold Pool (b)	US0012M + 1.86	3.6770	6/1/2034	364,847
327,326	Freddie Mac Non Gold Pool (b)	US0012M + 1.73	3.4900	1/1/2035	342,003
261,212	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.28	3.5890	1/1/2035	274,392
398,309	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.25	3.9630	2/1/2035	420,239
256,515	Freddie Mac Non Gold Pool (b)	US0012M + 1.77	3.5170	9/1/2035	269,487
382,471	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.27	3.5500	2/1/2036	403,190
304,151	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.29	3.5290	2/1/2036	320,567
266,027	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.25	3.6720	3/1/2036	280,252
107,276	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.17	3.2400	4/1/2036	110,615
686,858	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.49	3.6130	5/1/2036	729,486
390,588	Freddie Mac Non Gold Pool (b)	US0012M + 1.64	3.3900	11/1/2036	406,448
1,056,654	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.51	3.7760	11/1/2036	1,121,321
138,999	Freddie Mac Non Gold Pool (b)	US0012M + 2.18	4.1240	3/1/2037	147,202
1,188,104	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.25	3.3980	3/1/2037	1,253,932
182,693	Freddie Mac Non Gold Pool (b)	US0012M + 1.82	3.8010	4/1/2037	191,610
233,057	Freddie Mac Non Gold Pool (b)	US0012M + 1.81	3.5640	4/1/2037	244,153
51,084	Freddie Mac Non Gold Pool (b)	US0012M + 1.79	3.5350	5/1/2037	52,341
68,095	Freddie Mac Non Gold Pool (b)	US0006M + 1.69	3.1870	6/1/2037	69,715
55,782	Freddie Mac Non Gold Pool (b)	US00012M + 1.72	3.4720	12/1/2037	57,536
2,378,380	Freddie Mac Non Gold Pool (b)	US0012M + 1.90	3.7420	3/1/2038	2,500,862
240,882	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.11	3.1570	9/1/2038	253,359
3,228,228	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.25	3.3980	9/1/2038	3,403,424
131,206	Freddie Mac Non Gold Pool (b)	H15T1Y + 2.22	3.3850	9/1/2038	137,901
128,532	Freddie Mac Non Gold Pool (b)	US0012M + 1.87	3.6300	11/1/2038	134,727
349,231	Freddie Mac Non Gold Pool (b)	US0012M + 1.64	3.4240	11/1/2038	364,402
69,312	Freddie Mac REMICS (c)		5.0000	10/15/2019	69,987
89,346	Freddie Mac REMICS (c)		4.0000	2/15/2020	90,271
57,879	Freddie Mac REMICS (c)		4.5000	2/15/2020	57,779
220,794	Freddie Mac REMICS (c)		6.5000	12/15/2023	233,098
939,845	Freddie Mac REMICS (c)		5.0000	12/15/2024	991,017
107,894	Freddie Mac REMICS (c)		5.0000	1/15/2026	114,442
144,246	Freddie Mac REMICS (c)		6.5000	12/15/2028	158,057

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 79.5% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 20.2% (a)(continued)
$98,923	Freddie Mac REMICS (c)		6.0000	3/15/2029	$104,196
40,696	Freddie Mac REMICS (b,c)	LIBOR01M +0.95	2.7266	12/15/2031	40,934
19,619	Freddie Mac REMICS (b,c)	LIBOR01M +0.50	2.2766	3/15/2032	19,527
68,774	Freddie Mac REMICS (b,c)	LIBOR01M +1.00	2.7766	3/15/2032	70,106
230,171	Freddie Mac REMICS (b,c)	LIBOR01M +0.40	2.1766	11/15/2032	230,960
115,432	Freddie Mac REMICS (b,c)	LIBOR01M +0.75	2.5266	12/15/2032	117,736
29,248	Freddie Mac REMICS (b,c)	LIBOR01M +0.40	2.1766	1/15/2033	29,118
3,546	Freddie Mac REMICS (c)		5.5000	7/15/2033	3,519
46,681	Freddie Mac REMICS (c)		4.2500	3/15/2034	48,124
58,344	Freddie Mac REMICS (c)		4.5000	8/15/2034	58,057
562,277	Freddie Mac REMICS (c)		5.5000	5/15/2035	611,582
13,912	Freddie Mac REMICS (b,c)	LIBOR01M +0.39	2.1666	8/15/2035	13,793
857,168	Freddie Mac REMICS (c)		5.0000	9/15/2035	914,000
548,701	Freddie Mac REMICS (c)		4.2185	12/15/2036	578,230
890,328	Freddie Mac REMICS (c)		5.5000	2/15/2038	967,134
166,458	Freddie Mac REMICS (c)		4.0000	4/15/2041	170,613
330,765	Freddie Mac REMICS (c)		2.8618	6/15/2048	307,149
					57,231,660
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.7% (a)
1,243,354	Fannie Mae Arm Pool (b)	US0012M +1.80	3.5500	10/1/2041	1,298,126
10,801	Fannie Mae Pool (b)	H15BDI6M +1.75	3.1130	2/1/2020	10,901
44,775	Fannie Mae Pool (b)		3.5180	2/1/2023	45,351
161,204	Fannie Mae Pool		5.5000	11/1/2023	167,236
52,559	Fannie Mae Pool (b)	US0006M +2.12	3.7340	2/1/2025	53,196
20,445	Fannie Mae Pool (b)	H15BDI6M +1.75	4.3520	7/1/2029	20,772
8,027	Fannie Mae Pool (b)	H15T1Y +2.45	3.9500	11/1/2029	8,049
58,624	Fannie Mae Pool (b)	H15T1Y +2.43	3.5680	1/1/2030	58,960
79,866	Fannie Mae Pool (b)	H15T1Y +2.27	3.2700	5/1/2031	80,359
108,119	Fannie Mae Pool (b)	H15T1Y +2.13	2.8750	5/1/2032	110,624
62,683	Fannie Mae Pool (b)	H15T1Y +2.17	2.9190	5/1/2032	65,149
3,244	Fannie Mae Pool (b)	H15T1Y +2.02	3.3900	3/1/2033	3,329
304,502	Fannie Mae Pool		6.0000	4/1/2033	346,587
399,575	Fannie Mae Pool (b)	H15T1Y +2.21	3.0100	4/1/2033	417,456
334,905	Fannie Mae Pool (b)	H15T1Y +2.29	3.2870	6/1/2033	355,593
33,721	Fannie Mae Pool (b)	H15T1Y +2.17	3.1290	7/1/2033	34,850
46,911	Fannie Mae Pool (b)	H15T1Y +2.44	3.5260	8/1/2033	49,411
75,745	Fannie Mae Pool (b)	US0006M +2.25	3.7500	9/1/2033	76,030
280,197	Fannie Mae Pool (b)	H15T1Y +2.29	3.4670	10/1/2033	295,002
304,292	Fannie Mae Pool (b)	US0012M +1.75	3.5000	10/1/2033	319,115
901,954	Fannie Mae Pool (b)	H15T1Y +2.17	3.3260	11/1/2033	952,385
99,139	Fannie Mae Pool (b)	US0012M +1.80	3.5630	3/1/2034	104,275
292,059	Fannie Mae Pool (b)	H15T1Y +2.23	3.5080	4/1/2034	307,865
140,181	Fannie Mae Pool (b)	12MTA +1.20	2.4010	4/1/2034	142,653
294,038	Fannie Mae Pool (b)	H15T1Y +2.13	3.4640	9/1/2034	309,035
1,429,511	Fannie Mae Pool (b)	H15T1Y +2.19	3.3410	10/1/2034	1,506,772
699,518	Fannie Mae Pool (b)	H15T1Y +2.31	3.6800	1/1/2035	737,317
223,882	Fannie Mae Pool (b)	US0006M +1.54	3.1370	1/1/2035	231,928
185,111	Fannie Mae Pool (b)	H15T1Y +2.51	3.8360	5/1/2035	197,104
64,089	Fannie Mae Pool (b)	H15T1Y +2.18	3.2460	5/1/2035	67,736
86,512	Fannie Mae Pool (b)	US0012M +2.47	4.3480	6/1/2035	93,016
155,272	Fannie Mae Pool		5.0000	7/1/2035	167,732
372,472	Fannie Mae Pool (b)	H15T1Y +2.22	3.2880	7/1/2035	398,476
649,676	Fannie Mae Pool (b)	US0012M +1.61	3.4070	7/1/2035	681,034
127,771	Fannie Mae Pool (b)	US0006M +1.54	3.1260	7/1/2035	132,394
386,942	Fannie Mae Pool (b)	H15T1Y 2.22	3.3480	8/1/2035	409,191
173,479	Fannie Mae Pool (b)	US0012M + 1.63	3.3690	8/1/2035	181,785
303,334	Fannie Mae Pool (b)	H15T1Y 2.22	3.3480	8/1/2035	320,437
263,779	Fannie Mae Pool (b)	US0006M + 1.51	3.1270	8/1/2035	273,125
105,322	Fannie Mae Pool (b)	H15T1Y + 2.08	3.2030	9/1/2035	110,466
23,915	Fannie Mae Pool (b)	12MTA + 1.84	3.0540	11/1/2035	24,919

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 79.5% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.7% (a)(continued)
$68,380	Fannie Mae Pool (b)	US0006M + 2.55	4.0510	11/1/2035	$72,153
588,216	Fannie Mae Pool (b)	H15T1Y 2.19	3.6100	1/1/2036	617,971
307,128	Fannie Mae Pool (b)	US0006M + 2.34	3.9230	1/1/2036	320,956
77,174	Fannie Mae Pool (b)	H15T1Y 2.27	3.6430	1/1/2036	80,563
62,931	Fannie Mae Pool (b)	US0006M + 1.44	3.0160	2/1/2036	64,989
452,199	Fannie Mae Pool (b)	US0012M + 1.53	3.2910	2/1/2036	470,599
50,873	Fannie Mae Pool (b)	H15T1Y 2.19	3.2150	6/1/2036	53,545
119,524	Fannie Mae Pool (b)	12MTA + 2.40	3.5930	8/1/2036	126,409
438,542	Fannie Mae Pool (b)	H15T1Y 2.50	3.6880	8/1/2036	465,881
65,486	Fannie Mae Pool (b)	H15T1Y 2.15	3.2400	9/1/2036	68,790
55,336	Fannie Mae Pool (b)	12MTA + 2.29	3.4950	9/1/2036	58,421
950,258	Fannie Mae Pool (b)	12MTA + 2. 28	3.4930	10/1/2036	1,002,785
406,878	Fannie Mae Pool (b)	US0012M + 2.08	3.8250	10/1/2036	431,813
201,614	Fannie Mae Pool (b)	12MTA + 2.27	3.4650	10/1/2036	213,149
208,442	Fannie Mae Pool (b)	US0012M + 1.68	3.4890	11/1/2036	218,962
43,507	Fannie Mae Pool (b)	US0012M + 1.83	3.6340	1/1/2037	45,540
1,789,191	Fannie Mae Pool (b)	US0012M + 1.88	3.8010	3/1/2037	1,886,436
1,374,060	Fannie Mae Pool (b)	US0012M + 1.78	3.5790	3/1/2037	1,439,119
471,300	Fannie Mae Pool (b)	US0012M + 1.63	3.3910	4/1/2037	488,209
719,334	Fannie Mae Pool (b)	US0012M + 1.57	3.3760	4/1/2037	752,423
155,993	Fannie Mae Pool (b)	H15T1Y + 2.27	3.2740	6/1/2037	164,526
327,477	Fannie Mae Pool		3.5000	7/1/2037	330,043
120,614	Fannie Mae Pool		5.0000	7/1/2037	130,286
11,434	Fannie Mae Pool		5.5000	7/1/2037	12,445
217,796	Fannie Mae Pool (b)	US0012M + 1.81	3.6880	7/1/2037	229,010
620,080	Fannie Mae Pool (b)	US0006M + 2.16	3.7170	7/1/2037	656,064
1,006,800	Fannie Mae Pool (b)	US0012M + 1.57	3.3220	9/1/2037	1,045,793
295,137	Fannie Mae Pool (b)	US0012M + 1.74	3.5540	9/1/2037	309,147
36,546	Fannie Mae Pool (b)	US0012M + 1.22	2.9820	1/1/2038	35,806
883,025	Fannie Mae Pool (b)	US0012M + 1.61	3.3660	7/1/2038	919,829
184,019	Fannie Mae Pool (b)	US0012M + 1.66	3.4070	8/1/2038	190,898
23,717	Fannie Mae Pool (b)	H15T1Y + 2.25	3.1980	8/1/2039	25,255
89,041	Fannie Mae Pool (b)	US0012M + 1.81	3.5600	12/1/2039	93,216
66,580	Fannie Mae Pool		5.0000	6/1/2040	71,574
8,348,387	Fannie Mae Pool (b)	H15T1Y + 2.18	3.2900	12/1/2040	8,814,021
157,746	Fannie Mae Pool (b)	US0012M + 1.80	3.5950	7/1/2041	164,271
359,920	Fannie Mae Pool (b)	US0012M + 1.80	3.5500	12/1/2041	373,297
1,604,387	Fannie Mae Pool		3.5000	6/1/2042	1,617,038
1,036,712	Fannie Mae Pool		3.5000	7/1/2042	1,044,768
7,197,959	Fannie Mae Pool		3.5000	9/1/2042	7,254,790
1,587,713	Fannie Mae Pool		3.5000	9/1/2042	1,600,169
1,492,427	Fannie Mae Pool		4.0000	11/1/2042	1,541,797
2,014,837	Fannie Mae Pool		3.5000	12/1/2042	2,030,757
920,079	Fannie Mae Pool		3.0000	1/1/2043	904,764
2,569,867	Fannie Mae Pool		3.0000	3/1/2043	2,527,058
1,353,564	Fannie Mae Pool		3.5000	4/1/2043	1,364,212
635,547	Fannie Mae Pool		4.0000	4/1/2043	656,502
73,725	Fannie Mae Pool (b)	12MTA +1.20	2.4010	9/1/2044	75,048
12,688,883	Fannie Mae Pool		3.5000	7/1/2046	12,733,752
5,966	Fannie Mae REMICS (c)		4.0000	1/25/2019	5,914
19,345	Fannie Mae REMICS (b,c)	LIBOR01M+0.90	2.7715	5/25/2022	19,317
43,127	Fannie Mae REMICS (c)		5.0000	5/25/2023	43,462
378,411	Fannie Mae REMICS (c)		5.5000	11/25/2025	399,870
11,779	Fannie Mae REMICS (b,c)	LIBOR01M +0.25	2.0582	11/17/2029	11,691
649,594	Fannie Mae REMICS (b,c)	LIBOR01M +0.55	2.3582	12/18/2030	658,216
445,561	Fannie Mae REMICS (b,c)	LIBOR01M +0.55	2.3582	12/18/2030	451,475
168,032	Fannie Mae REMICS (b,c)	LIBOR01M +1.00	2.8715	8/25/2031	171,733
97,389	Fannie Mae REMICS (b,c)	LIBOR01M +0.55	2.4215	4/25/2032	96,825
38,350	Fannie Mae REMICS (c)		5.0000	11/25/2032	39,579

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 79.5% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.7% (a)(continued)
$294,569	Fannie Mae REMICS (c)		6.0000	11/25/2032	$324,457
205,129	Fannie Mae REMICS (b,c)	LIBOR01M +0.60	2.4715	12/25/2032	208,147
7,940	Fannie Mae REMICS (b,c)	LIBOR01M +0.30	2.1715	5/25/2033	7,835
24,527	Fannie Mae REMICS (c)		5.0000	4/25/2034	24,346
69,361	Fannie Mae REMICS (c)		5.5000	4/25/2035	74,926
12,016	Fannie Mae REMICS (c)		5.5000	11/25/2035	11,914
232,387	Fannie Mae REMICS (c)		5.8667	5/25/2037	252,440
216,621	Fannie Mae REMICS (c)		3.3857	8/25/2038	221,803
1,010,478	Fannie Mae REMICS (c)		5.0000	6/25/2040	1,080,074
485,407	Fannie Mae REMICS (b,c)	LIBOR01M +1.00	2.8715	6/25/2043	490,505
1,420,935	Fannie Mae-Aces (b,c)	LIBOR01M +0.93	2.5181	11/25/2022	1,432,235
2,000,000	Fannie Mae-Aces (c)		2.4863	12/25/2026	1,900,952
3,725,000	Fannie Mae-Aces (c)		3.0920	4/25/2027	3,697,042
					78,585,348
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.3%
475,614	Ginnie Mae II Pool (b)	H15T1Y +1.40	3.1600	6/20/2058	486,126
388,745	Ginnie Mae II Pool		4.6500	1/20/2061	394,113
59,858	Ginnie Mae II Pool		4.7420	1/20/2061	60,147
582,616	Ginnie Mae II Pool		4.8100	2/20/2061	588,177
337,156	Ginnie Mae II Pool		4.8170	6/20/2061	350,017
989,822	Ginnie Mae II Pool		4.7000	8/20/2061	998,150
105,066	Ginnie Mae II Pool (b)	H15T1Y +0.83	2.6010	10/20/2061	106,793
2,889,977	Ginnie Mae II Pool		4.5310	12/20/2061	2,931,290
737,617	Ginnie Mae II Pool (b)	H15T1Y +1.14	2.9000	12/20/2061	751,314
1,303,145	Ginnie Mae II Pool		4.4850	2/20/2062	1,321,770
307,713	Ginnie Mae II Pool		4.8620	2/20/2062	311,519
398,900	Ginnie Mae II Pool		4.5610	3/20/2062	405,527
282,882	Ginnie Mae II Pool		4.6320	3/20/2062	287,066
858,951	Ginnie Mae II Pool		4.8150	5/20/2062	870,553
822,867	Ginnie Mae II Pool		4.5950	6/20/2062	838,375
329,118	Ginnie Mae II Pool		4.8490	6/20/2062	334,292
1,078,174	Ginnie Mae II Pool (b)	H15T1Y +0.85	2.6100	6/20/2062	1,095,561
2,896,657	Ginnie Mae II Pool		4.5040	7/20/2062	2,957,296
2,813,490	Ginnie Mae II Pool		4.5830	7/20/2062	2,866,440
3,127,300	Ginnie Mae II Pool (b)	H15T1Y +0.75	2.5090	7/20/2062	3,162,028
1,070,942	Ginnie Mae II Pool		4.5490	8/20/2062	1,091,476
557,549	Ginnie Mae II Pool		4.7550	8/20/2062	566,982
2,784,302	Ginnie Mae II Pool (b)	US0001M +2.27	3.8350	9/20/2062	2,943,140
2,104,630	Ginnie Mae II Pool		4.5990	10/20/2062	2,147,364
709,931	Ginnie Mae II Pool (b)	US0001M +2.11	3.6700	10/20/2062	747,086
2,156,611	Ginnie Mae II Pool		4.5530	11/20/2062	2,205,739
2,411,507	Ginnie Mae II Pool		4.5900	11/20/2062	2,465,062
1,914,204	Ginnie Mae II Pool		4.5060	12/20/2062	1,965,887
2,713,595	Ginnie Mae II Pool		4.5420	12/20/2062	2,779,265
1,488,144	Ginnie Mae II Pool (b)	US0001M +2.14	3.7120	1/20/2063	1,564,548
2,603,394	Ginnie Mae II Pool (b)	US0001M +2.11	3.6800	1/20/2063	2,738,775
1,124,581	Ginnie Mae II Pool		4.2850	2/20/2063	1,154,736
239,095	Ginnie Mae II Pool (b)	US0001M +2.00	3.5560	2/20/2063	251,259
2,503,105	Ginnie Mae II Pool (b)	US0001M +2.04	3.6060	2/20/2063	2,639,698
1,182,193	Ginnie Mae II Pool (b)	US0001M +2.18	3.7420	2/20/2063	1,242,427
1,174,297	Ginnie Mae II Pool (b)	US0001M +2.37	3.9320	2/20/2063	1,241,345
1,608,160	Ginnie Mae II Pool (b)	US0001M +1.89	3.4540	2/20/2063	1,689,715
7,133,148	Ginnie Mae II Pool (b)	US0001M +2.16	3.7240	3/20/2063	7,501,091
3,911,622	Ginnie Mae II Pool		4.5080	4/20/2063	4,012,086
123,819	Ginnie Mae II Pool (b)	H15T1Y +1.43	3.1870	11/20/2063	126,319
124,251	Ginnie Mae II Pool (b)	H15T1Y +1.14	2.9000	8/20/2064	126,680
83,820	Ginnie Mae II Pool (b)	H15T1Y +1.14	2.8960	9/20/2064	85,313
110,169	Ginnie Mae II Pool (b)	H15T1Y +0.71	2.4690	9/20/2064	111,645
102,702	Ginnie Mae II Pool (b)	H15T1Y +0.87	2.6260	10/20/2064	104,454
95,785	Ginnie Mae II Pool (b)	H15T1Y +1.14	2.8960	3/20/2065	97,682
70,249	Government National Mortgage Association (b,c)	LIBOR01M +0.25	2.0364	12/16/2028	69,617

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 79.5% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 31.3% (continued)
$559,218	Government National Mortgage Association (c)		7.2654	7/20/2032	$601,810
91,813	Government National Mortgage Association (c)		5.2670	11/16/2045	96,130
80,554	Government National Mortgage Association (c)		4.7685	3/16/2046	82,982
1,037,588	Government National Mortgage Association (b,c)	US0001M +0.30	1.8747	4/20/2061	1,037,661
1,908,755	Government National Mortgage Association (b,c)	US0001M +0.70	2.2747	5/20/2061	1,912,329
601,484	Government National Mortgage Association (c)		3.0000	12/20/2061	601,825
1,474,088	Government National Mortgage Association (b,c)	US0001M +0.50	2.0747	10/20/2062	1,475,748
1,205,994	Government National Mortgage Association (b,c)	US0001M +0.50	2.0747	12/20/2062	1,207,950
2,158,086	Government National Mortgage Association (b,c)	H15T1Y +0.65	2.4400	4/20/2063	2,173,637
2,325,964	Government National Mortgage Association (b,c)	US0001M +0.28	1.8547	5/20/2063	2,326,414
2,550,840	Government National Mortgage Association (b,c)	US0001M +0.40	1.9747	9/20/2063	2,555,552
3,825,506	Government National Mortgage Association (c)		4.6005	6/20/2064	4,033,291
1,177,942	Government National Mortgage Association (b,c)	US0001M +0.50	2.0617	7/20/2064	1,182,211
794,666	Government National Mortgage Association (b,c)	US0001M +0.50	2.0747	7/20/2064	798,037
1,082,740	Government National Mortgage Association (c)		1.7500	3/20/2065	1,073,938
733,507	Government National Mortgage Association (b,c)	US0001M +0.25	1.8247	4/20/2065	733,463
1,135,754	Government National Mortgage Association (b,c)	US0001M +0.30	1.8747	7/20/2065	1,136,395
2,833,537	Government National Mortgage Association (b,c)	US0001M +0.60	2.1747	4/20/2066	2,838,276
					88,653,594

	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
960,000	United States Department of Housing and Urban Development		1.8800	8/1/2019	955,352

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $230,290,328)				225,425,954

	U.S. TREASURY NOTE - 8.2%
7,195,000	United States Treasury Note/Bond		2.6250	3/31/2025	7,167,175
9,840,000	United States Treasury Note/Bond		2.2500	11/15/2027	9,427,181
6,730,000	United States Treasury Note/Bond		2.7500	2/15/2028	6,734,338
	TOTAL U.S. TREASURY NOTE (Cost - $23,262,608)				23,328,694

	SHORT TERM INVESTMENTS - 7.9%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 7.9%		Discount Rate
8,515,000	Federal Home Loan		0.00%	4/2/2018	8,515,000
3,000,000	Federal Home Loan		1.78%	7/13/2018	2,984,870
9,395,000	Federal Home Loan		1.97%	10/26/2018	9,290,199
1,555,000	United States Treasury Bill		0.90%	4/30/2018	1,553,848
	TOTAL SHORT TERM INVESTMENTS (Cost - $22,350,275)				22,343,917

	TOTAL INVESTMENTS - 95.6% (Cost - $275,903,211) (d)				$271,098,565
	OTHER ASSETS LESS LIABILITIES - 4.4%				12,569,889
	TOTAL NET ASSETS - 100.0%				$283,668,454

	12MTA - 12 Month Treasury Average
	COF 11 - Cost of Funds Index
	H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate
	H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
	H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
	LIBOR1M - London Interbank Offered Rate 1 Month
	US0001M - 1 month US Dollar USD LIBOR interest rate
	US0006M - 6 month US Dollar USD LIBOR interest rate
	US0012M - 12 month US Dollar USD LIBOR interest rate
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $275,903,947 and differs from market value by

	Unrealized Appreciation:				$702,540
	Unrealized Depreciation:				(5,507,922)
	Net Unrealized Depreciation:				$(4,805,382)

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$225,425,954	$ -	$225,425,954
U.S. Tresury Notes	-	23,328,694	-	23,328,694
Short-Term Investments	-	22,343,917	-	22,343,917
Total	$ -	$271,098,565	$ -	$271,098,565
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 5/22/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 5/22/2018